CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (222,048)	$ (396,763)		$ (467,234)		$ (61,363)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	251	466		287		287
Interest added to shareholder loans						1,122
Interest added to notes payable		20,656		27,069		1,140
Share-based payments	20,000	212,985		212,985
Write-off of fixed assets	543	1,696
Changes in assets and liabilities:
Accounts receivable	4,305	40,930
Increase in cash in prepaid expenses	(18,283)	(1,337)
Decrease in cash in attorney's trust account				11,834		(11,834)
(Increase) decrease in accounts payable and accrued liabilities	(12,729)	26,517		15,500		17,500
Due to a related party	1,468	(2,568)
Total adjustments				267,675		8,215
Net cash used in operating activities	(226,493)	(97,418)		(199,559)		(53,148)
Cash flows from financing activities:
Proceeds borrowed from related parties	498,921	59,125
Payment to related parties		(107,308)
Reverse take-over transaction costs	(254,024)
Proceeds from notes payable				125,009		116,059
Proceeds from issuance of stock						5,000
Proceeds from shareholder advance				19,443
Contribution from shareholders	19,746
Purchase of treasury stock		(13,815)		(19,622)		(1,764)
Deferred costs related to equity financing	(30,000)
Net cash provided by (used) in financing activities	234,643	(61,998)		124,830		119,295
Cash Flows in Investing Activities:
Net increase (decrease) in cash	8,150	(159,416)		(74,729)		66,147
Cash and cash equivalents, beginning	62,780	177,556	$ 177,556	76,286		10,139
Cash and cash equivalents, ending	70,930	18,140	62,780	18,140	$ 177,556	76,286
Supplemental cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash and investing activities:
Conversion of accrued officer compensation to preferred stock						40,000
Shareholder loans forgiven						53,703
Forgiveness of accrued officer compensation						$ 15,000
QDM Holdings Limited [Member]
Cash flows from operating activities:
Net loss			(25,083)		(67,395)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			334		2,031
Net loss from write-off of property and equipment			1,696
Changes in assets and liabilities:
Accounts receivable			38,848		(39,390)
Other receivable			38,462
Prepaid expenses and other assets			5,799
(Increase) decrease in accounts payable and accrued liabilities			(7,987)		(3,893)
Due to a related party			(32,795)		41,520
Net cash used in operating activities			19,274		(67,127)
Cash flows from financing activities:
Receipt of subscription receivable from shareholder			53,205
Proceeds borrowed from related parties					35,898
Payment to related parties			(34,796)
Net cash provided by (used) in financing activities			18,409		35,898
Cash Flows in Investing Activities:
Effect of foreign exchange rate changes
Net increase (decrease) in cash			37,683		(31,229)
Cash and cash equivalents, beginning	$ 62,399	$ 24,716	24,716		55,945
Cash and cash equivalents, ending			62,399		24,716
Supplemental cash flow information:
Cash paid for interest
Cash paid for income taxes